NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN

NOTE 1 – NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN

Natural Health Farm Holdings Inc. (the “Company”, “We”, “Its”, and “NHFH”) was incorporated under the laws of the State of Nevada on July 10, 2014 (Inception date). The Company has developed web-based business and launched itself into the healthcare industry. The Company has plans to provide through its subsidiaries, retail nutritional supplements, organic foods, personal care, and other health care products. The Company currently provides nutritional consulting services by offering a web based naturopathic learning management system that allows distributors, chiropractors and consumers to educate users products with the health-related aspects of various illnesses, and how the Company’s learning systems could be used to improve their general wellbeing.

On November 30, 2016, the Company filed a certificate of amendment to its articles of incorporation with the Nevada Secretary of State to change its name from Amber Group Inc. to Natural Health Farm Holdings Inc. The Company effectuated a 30:1 forward stock split of its common stock and increased its authorized share capital to 500,000,000 (Five Hundred Million) shares. This amendment was unanimously approved by the Company’s board of directors on November 29, 2016 and with the stockholders holding a majority of the Company’s voting power.

On March 16, 2017, Financial Industry Regulatory Authority (FINRA) approved the corporate name change to Natural Health Farm Holdings Inc., approved the increase in the Company’s authorized shares of common stock to 500,000,000 shares, and approved 30:1 forward stock split effective March 17, 2017, and provided us a trading symbol for our common stock as “NHEL”.

Basis of Presentation

The accompanying interim condensed financial statements are unaudited, but in the opinion of management of the Company, contain all adjustments, which include normal recurring adjustments necessary to present fairly the financial position at June 30, 2018, and the results of operations for three months and nine months ended June 30, 2018, and cash flows for the nine months ended June 30, 2018 and 2017. The balance sheet as of September 30, 2017 is derived from the Company’s audited financial statements.

Certain information and footnote disclosures normally included in financial statements that have been prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, although management of the Company believes that the disclosures contained in these interim condensed financial statements are adequate to make the information presented therein not misleading. For further information, refer to the financial statements and the notes thereto contained in the Company’s September 30, 2017 Annual Report filed with the Securities and Exchange Commission on Form 10-K on December 28, 2017.

Going Concern

The Company’s financial statements are prepared using generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has generated small revenues and has sustained cumulative operating losses since July 10, 2014 (Inception Date) to date and allow it to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and affiliates, the ability of the Company to obtain necessary financing to continue operations, and the attainment of profitable operations. The Company has recorded a net loss of $778,990 from October 1, 2017 to June 30, 2018, provided net cash flows in operating activities of $26,848, has a working capital deficit of $221,377, and has an accumulated deficit of $897,456 as of June 30, 2018. The Company has had difficulty in obtaining working capital lines of credit from financial institutions and trade credit from vendors. These factors, among others, raise a substantial doubt regarding the Company’s ability to continue as a going concern. If the Company is unable to obtain adequate capital, it could be forced to cease operations. The accompanying financial statements do not include any adjustments to reflect the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1: NATURE OF OPERATIONS AND GOING CONCERN

Nature of Operations

Natural Health Farm Holdings Inc. (the “Company”, “We”, “Its”, and “NHFH”) was incorporated under the laws of the State of Nevada on July 10, 2014 (inception). The Company is a development stage company and is looking to acquire profitable business operations.

On November 30, 2016, the Company filed a certificate of amendment to its articles of incorporation with the Nevada Secretary of State to change its name from Amber Group Inc. to Natural Health Farm Holdings Inc., and effectuated a 30:1 forward stock split of its common stock and increased its authorized share capital to 500,000,000 (Five Hundred Million).   This amendment was unanimously approved by the Company’s board of directors on November 29, 2016, and with the stockholders holding a majority of the Company’s voting power.

On March 16, 2017, Financial Industry Regulatory Authority (FINRA) approved the corporate name change to Natural Health Farm Holdings Inc., approved the increase in the Company’s authorized shares of common stock to 500,000,000 shares, and approved 30:1 forward stock split effective March 17, 2017.  The new trading symbol for our common stock is “NHEL”.

Going Concern

The Company has faced significant liquidity shortages as shown in the accompanying financial statements. As of September 30, 2017, the Company's total liabilities exceeded its total assets by $80,137. The Company has recorded a net loss of $89,359 for the year ended September 30, 2017 and has an accumulated deficit of $118,466 as of September 30, 2017. Net cash used in operating activities for the year ended September 30, 2017 was $88,663. The Company has had difficulty in obtaining working lines of credit from financial institutions and trade credit from vendors, management has been able to (i) obtain concessions on forgiveness of debt of $14,229 from a former officer and director, (ii) obtain advance from affiliate of $80,137 to continue its growth.

Although the Company has not earned any revenues during the fiscal year ended September 30, 2017 and minimal revenues since July 10, 2014 (Inception date), the Company is continuing to focus its efforts on actively looking to acquire profitable operating business.  If the Company is not successful with its efforts to acquire profitable business, the Company will experience a shortfall in cash and it will be necessary to further reduce its operating expenses in a manner or obtain funds through equity or debt financing in sufficient amounts to avoid the need to curtail its operations after September 30, 2017. Given the liquidity and credit constraints in the markets, the business may suffer. However, there can be no assurance that the Company would be able to secure additional funds if needed and that if such funds were available on commercially reasonable terms or in the necessary amounts, and whether the terms or conditions would be acceptable to the Company. In such case, the reduction in operating expenses might need to be substantial in order for the Company to generate positive cash flow to sustain its operations.